COMMITMENTS AND CONTINGENCIES - Textual (Details) $ in Millions				12 Months Ended
	Feb. 08, 2019 COP ($)	Dec. 06, 2018 COP ($)	Sep. 13, 2018 item	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Commitments And Contingencies [Line Items]
Capital commitments				$ 127,367	$ 110,681
Maximum amount of eventual penalty				219,957
Number of legal charges | item			2
Amount litigation settlement		$ 800,156
Debarment defendants		10 years
Settlement amount	$ 715,656
Loss Contingency, maximum impact				$ 273,720
Estudios y Proyectos del Sol S.A.S.
Disclosure Of Commitments And Contingencies [Line Items]
Proportion of voting rights held in subsidiary				100.00%
Proportion of participation interest in subsidiary				33.00%
Labor proceedings
Disclosure Of Commitments And Contingencies [Line Items]
Legal Proceedings				$ 80,113	105,748
Civil proceedings
Disclosure Of Commitments And Contingencies [Line Items]
Legal Proceedings				391,310	453,592
Administrative and other proceedings
Disclosure Of Commitments And Contingencies [Line Items]
Provisions for administrative and other proceedings				$ 241,092	$ 81,117